AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 1998

                                                      REGISTRATION NO. 333-45433
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

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                                 POST-EFFECTIVE
                                AMENDMENT NO. 1
                                       TO
                                    FORM S-6

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                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

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A. EXACT NAME OF TRUST:

                              EQUITY INVESTOR FUND
                                 COHEN & STEERS
                           REALTY MAJORSSM PORTFOLIO
                              DEFINED ASSET FUNDS
                           (A UNIT INVESTMENT TRUST)

B. NAMES OF DEPOSITOR:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

C. COMPLETE ADDRESSES OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES:


                          MERRILL LYNCH, PIERCE,
                              FENNER & SMITH
                               INCORPORATED
                            DEFINED ASSET FUNDS
                           POST OFFICE BOX 9051
                              PRINCETON, N.J.
                                08543-9051


D. NAMES AND COMPLETE ADDRESSES OF AGENT FOR SERVICE:


                           TERESA KONCICK, ESQ.          COPIES TO:
                               P.O. BOX 9051       PIERRE DE SAINT PHALLE,
                              PRINCETON, N.J.               ESQ.
                                08543-9051          450 LEXINGTON AVENUE
                                                    NEW YORK, N.Y. 10017


/ x / Check box if it is proposed that this filing will become effective on April 23, 1998 pursuant to paragraph (b) of Rule 485.

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
                       CONTENTS OF REGISTRATION STATEMENT
This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The Cross-Reference Sheet (incorporated by reference to the Cross-Reference Sheet of the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus (incorporated by reference to the Prospectus of Equity Investor Fund, Cohen & Steers Realty Majors Portfolio, filed on April 23, 1998, pursuant to Rule 497(d) under the Securities Act of 1933).

     The Signatures.

     The following exhibits:


1.1.1 --Form of Standard Terms and Conditions of Trust Effective as of October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series-48, 1933 Act File No. 33-50247).
5.1     --Consent of independent accountants.
9.1 --Information Supplement (incorporated by reference to Exhibit 9.1 to the Registration Statement of Equity Income Fund Select Ten Portfolio 1996 International Series B (United Kingdom and Japan Portfolios), 1933 Act File No. 33-00593.

                      EQUITY INVESTOR FUND COHEN & STEERS
                           REALTY MAJORSSM PORTFOLIO
                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 23RD DAY OF APRIL, 1998.

                         SIGNATURES APPEAR ON PAGE R-3.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 33-43466


      HERBERT M. ALLISON, JR.
      BARRY S. FREIDBERG
      EDWARD L. GOLDBERG
      STEPHEN L. HAMMERMAN
      JEROME P. KENNEY
      DAVID H. KOMANSKY
      DANIEL T. NAPOLI
      THOMAS H. PATRICK
      JOHN L. STEFFENS
      ROGER M. VASEY
      ARTHUR H. ZEIKEL
      By DANIEL C. TYLER
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)